NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
NATURE AND CONTINUANCE OF OPERATIONS
Working Capital		$ 3,563,874	$ 423,841
Credit facility	$ 5,000,000
Drawn down credit facility		$ 750,000,000,000	$ 750,000,000,000